Expense Example - Transamerica AEGON US Government Securities VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	60	189	329	738	86	268	466	1,037